LEASE - Right of use assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Right of use assets
Beginning balance	R$ 4,794,023	R$ 4,344,078
Additions/updates	483,547	964,519
Depreciation	(281,110)	(508,592)
Write-offs		(5,982)
Ending balance	4,996,460	4,794,023
Lands
Right of use assets
Beginning balance	2,868,411	2,288,061
Additions/updates	435,804	885,272
Depreciation	(169,424)	(304,922)
Ending balance	3,134,791	2,868,411
Machines and equipment
Right of use assets
Beginning balance	86,464	85,265
Additions/updates	30,829	20,646
Depreciation	(18,196)	(19,447)
Ending balance	99,097	86,464
Buildings
Right of use assets
Beginning balance	88,410	90,984
Additions/updates	16,876	52,140
Depreciation	(29,967)	(54,714)
Ending balance	75,319	88,410
Ships and boats
Right of use assets
Beginning balance	1,748,008	1,877,319
Additions/updates		1,861
Depreciation	(62,449)	(125,190)
Write-offs		(5,982)
Ending balance	1,685,559	1,748,008
Vehicles
Right of use assets
Beginning balance	2,730	2,449
Additions/updates	38	4,600
Depreciation	(1,074)	(4,319)
Ending balance	R$ 1,694	R$ 2,730